Segment Information - Revenues from exited business (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from exited business:
Change in fair value of funds withheld embedded derivative		$ 3,652.8	$ 0.0	$ 0.0
Net realized capital gains (losses) on funds withheld assets	[1]	749.4
Strategic review costs and impacts		32.4
Amortization of reinsurance gain		12.6
Total revenues from exited business		$ 4,447.2

[1]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.